Redeemable convertible preferred stock (Details) - USD ($) $ / shares in Units, $ in Millions	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Redeemable convertible preferred stock (Details) [Line Items]
Preferred stock voting rights, percentage	50.00%	50.00%
Preferred stock split, description	The conversion ratio for all series of Preferred Stock is 1:1.	The conversion ratio for all series of Preferred Stock is 1:1.
Voting rights, description	The holders of Series D and Series D-1 Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Series C, Series C-1 and Series C-2 Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Series B Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Common Stock voting as a separate class shall be entitled to elect two members of the Volta Board.	The holders of Series D and Series D-1 Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Series C, Series C-1 and Series C-2 Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Series B Preferred Stock voting as a separate class shall be entitled to elect one member of the Volta Board. The holders of Common Stock voting as a separate class shall be entitled to elect two members of the Volta Board.
Preferred Stock [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Preferred stock voting rights, percentage	50.00%	50.00%
Series A [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Conversion price per share	$ 1.20	$ 1.20
Series A [Member] | First Year [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Premium on redemption, percentage	75.00%	75.00%
Series A [Member] | Minimum [Member] | Two Years or Three years [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Premium on redemption, percentage	150.00%	150.00%
Series A [Member] | Maximum [Member] | Two Years or Three years [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Premium on redemption, percentage	225.00%	225.00%
Series B [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Conversion price per share	$ 1.40	$ 1.40
Series C [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Conversion price per share	1.68	1.68
Series C-1 [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Conversion price per share	1.51	1.51
Series C-2 [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Conversion price per share	2.61	2.61
Series D [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Conversion price per share	7.38	7.38
Series D-1 [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Conversion price per share	$ 3.77	$ 3.77
Shares issued for convertible notes (in Shares)		8,283,574
Discount on issuance price, percentage		26.00%
Shares issued carrying Value (in Dollars)		$ 11.1
Class A Common Stock [Member]
Redeemable convertible preferred stock (Details) [Line Items]
Proceeds from net of underwriting discounts and commissions (in Dollars)	$ 275.0	$ 275.0